Segment Reporting - Reporting by Geographical Area (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Breakdown by location	€ 19,828	€ 19,025	€ 19,719
Breakdown by location of customers	55,623	55,145
Customer with Italy [member]
Disclosure of operating segments [line items]
Breakdown by location	14,064	13,657	13,772
Outside Italy [member]
Disclosure of operating segments [line items]
Breakdown by location	5,764	5,368	5,947
Italy [member]
Disclosure of operating segments [line items]
Breakdown by location	15,015	14,635	14,743
Breakdown by location of customers	48,591	46,948
Customer outside Italy [member]
Disclosure of operating segments [line items]
Breakdown by location	4,813	4,390	€ 4,976
Breakdown by location of customers	€ 7,032	€ 8,197